SUMMARY OF ACCOUNTING POLICIES - Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2019 $ / oz oz	Aug. 03, 2016
Disclosure of detailed information about borrowings [line items]
Amount of ounces under contract | oz	50,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%
Minimum
Disclosure of detailed information about borrowings [line items]
Price per ounce of gold	1,400
Maximum
Disclosure of detailed information about borrowings [line items]
Price per ounce of gold	1,750